                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878

                  Oppenheimer Rochester Maryland Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
Municipal Bonds and Notes--120.1%
Maryland--60.5%
$    10,000   Anne Arundel County, MD (Consolidated Water &
              Sewer)(1)                                          5.750%    07/15/2010   $     10,043
     40,000   Anne Arundel County, MD Solid Waste(1)             5.200     09/01/2010         40,104
     20,000   Anne Arundel County, MD Solid Waste(2)             5.300     09/01/2011         20,045
     40,000   Anne Arundel County, MD Solid Waste(1)             5.400     09/01/2013         40,064
     20,000   Baltimore, MD Convention Center(1)                 5.500     09/01/2014         20,456
    250,000   Baltimore, MD Convention Center (Baltimore
              Hotel Corp.)(1)                                    5.000     09/01/2014        225,930
  1,095,000   Baltimore, MD Convention Center (Baltimore
              Hotel Corp.)(1)                                    5.250     09/01/2021        876,865
      5,000   Baltimore, MD GO(1)                                5.000     10/15/2015          5,040
  1,841,000   Baltimore, MD Special Obligation (North Locust
              Point)(1)                                          5.500     09/01/2034      1,271,671
  3,950,000   Brunswick, MD Special Obligation (Brunswick
              Crossing)(1)                                       5.500     07/01/2036      2,296,451
    125,000   Frederick County, MD Economic Devel. (YMCA of
              Frederick)                                         6.000     10/01/2023        101,345
    200,000   Frederick County, MD Educational Facilities
              (Mount St. Mary's College)(1)                      5.625     09/01/2038        150,648
     10,000   Frederick County, MD Special Obligation (Lake
              Linganore)(1)                                      5.700     07/01/2029         10,730
     15,000   Frederick County, MD Special Obligation (Lake
              Linganore)(1)                                      5.700     07/01/2029         12,690
  1,500,000   Frederick County, MD Special Obligation
              (Urbana Community Devel. Authority)(1)             5.950     07/01/2030      1,050,750
     30,000   Frederick, MD (Carrollton Apartments)(1)           5.650     09/01/2013         30,068
     65,000   Harford County, MD GO(1)                           5.000     03/01/2013         65,168
     30,000   Harford County, MD GO(1)                           5.000     03/01/2014         30,077
      5,000   Harford County, MD GO(1)                           5.000     03/01/2015          5,013
  1,350,000   Howard County, MD Retirement Community
              (Vantage House Facility)                           5.250     04/01/2037        821,529
  2,450,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        4.800     09/01/2042      2,112,562
    250,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        4.850     09/01/2047        215,345
     15,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.050     07/01/2018         15,058
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.050     07/01/2028         23,698
     10,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.100     07/01/2016         10,103
     30,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.100     07/01/2023         29,911
     50,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.100     07/01/2033         46,597
     40,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.125     05/01/2022         40,241


                1 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$   135,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.150%    03/01/2018   $    135,398
     95,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.150     07/01/2028         91,165
     35,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.200     09/01/2022         35,060
    175,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.200     07/01/2024        174,640
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.200     07/01/2031         23,927
  2,025,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.200     03/01/2048      1,856,561
    370,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.250     09/01/2029        357,339
     50,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.350     07/01/2023         50,289
     80,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.350     09/01/2032         77,688
     75,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.350     07/01/2041         70,790
    585,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.375     09/01/2022        587,024
    175,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.375     09/01/2024        175,471
     10,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.400     07/01/2022         10,064
    180,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.450     09/01/2032        177,124
  3,000,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.450     07/01/2043      2,857,650
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.500     07/01/2022         25,303
     30,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.500     07/01/2030         29,926
     50,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.550     07/01/2017         50,033
     35,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.550     07/01/2027         35,000
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.550     07/01/2031         25,005
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.650     07/01/2027         25,002
    130,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.650     07/01/2039        129,996
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.700     07/01/2017         25,019
    265,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.750     07/01/2039        264,979


                2 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$     5,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.850%    07/01/2027   $      5,001
     40,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.875     07/01/2021         40,166
      5,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.900     06/01/2026          5,004
     30,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        5.950     07/01/2023         30,009
     25,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.000     07/01/2032         25,053
    500,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.000     07/01/2039        500,210
     10,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.150     01/01/2021         10,055
    500,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.)(1)                        6.250     07/01/2031        501,735
    250,000   MD Community Devel. Administration (Dept. of
              Hsg. & Community Devel.-Water Landing II
              Apts.)(1)                                          5.875     08/01/2033        255,980
    180,000   MD Community Devel. People's Resource Center
              (Auburn Manor Apartments)(1)                       5.300     10/01/2028        177,633
    380,000   MD Community Devel. People's Resource Center
              (Residential)(1)                                   5.250     09/01/2019        381,820
     20,000   MD COP (Aviation Administration Facilities)(1)     5.000     05/01/2022         19,170
     95,000   MD Dept. of Transportation(1)                      5.500     10/15/2023         93,242
      5,000   MD EDC (Maryland Aviation Administration
              Facilities)(1)                                     5.000     06/01/2027          4,669
     95,000   MD EDC Student Hsg. (Allegheny College Hsg.)       5.750     09/01/2020         72,708
     15,000   MD EDC Student Hsg. (Allegheny College Hsg.)       6.000     09/01/2032          9,948
    270,000   MD EDC Student Hsg. (Bowie State University)(1)    5.375     06/01/2033        167,651
    450,000   MD EDC Student Hsg. (Bowie State University)(1)    6.000     06/01/2023        341,519
  1,040,000   MD EDC Student Hsg. (Collegiate Hsg.
              Foundation)(1)                                     6.000     06/01/2030        853,403
     35,000   MD EDC Student Hsg. (Morgan State
              University)(1)                                     6.000     07/01/2034         24,123
     85,000   MD EDC Student Hsg. (University Village at
              Sheppard Pratt)                                    5.875     07/01/2021         64,741
     10,000   MD Energy Financing Administration
              (Cogeneration-AES Warrior Run)                     7.400     09/01/2019          8,987
  1,000,000   MD H&HEFA (Anne Arundel Medical Center)(1)         6.750     07/01/2039      1,103,290
    125,000   MD H&HEFA (Edenwald)                               5.200     01/01/2024        107,308
  1,000,000   MD H&HEFA (Edenwald)                               5.400     01/01/2031        823,970
  1,000,000   MD H&HEFA (Edenwald)                               5.400     01/01/2037        801,280
     45,000   MD H&HEFA (Johns Hopkins Medicine)(1)              5.000     07/01/2033         37,135
  1,000,000   MD H&HEFA (King Farm Presbyterian Community)       5.000     01/01/2017        799,910
  3,780,000   MD H&HEFA (King Farm Presbyterian Community)(1)    5.300     01/01/2037      2,216,479
     30,000   MD H&HEFA (Medstar Health)(1)                      5.500     08/15/2033         27,990
     50,000   MD H&HEFA (Mercy Medical Center)(1)                5.625     07/01/2031         44,917
  1,500,000   MD H&HEFA (Peninsula United Methodist Homes of
              Maryland)                                          5.750     10/01/2019        971,775
     60,000   MD H&HEFA (Peninsula United Methodist Homes of
              Maryland)                                          5.750     10/01/2026         34,010


                3 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$    50,000   MD H&HEFA (Roland Park Place)                      5.500%    07/01/2014   $     48,860
     50,000   MD H&HEFA (Roland Park Place)                      5.625     07/01/2018         43,504
     50,000   MD H&HEFA (Union Hospital of Cecil County)(1)      5.100     07/01/2022         49,300
    250,000   MD H&HEFA (Upper Chesapeake)(1)                    6.000     01/01/2038        236,033
     50,000   MD H&HEFA (Washington Christian Academy)           5.250     07/01/2018         33,471
    300,000   MD H&HEFA (Washington Christian Academy)           5.500     07/01/2038        150,621
     20,000   MD Industrial Devel. Financing Authority (Bon
              Secours Health System)(1)                          5.500     08/15/2015         20,011
     50,000   MD Industrial Devel. Financing Authority (Bon
              Secours Health System)(1)                          5.500     08/15/2020         49,286
    500,000   MD Industrial Devel. Financing Authority
              (Synagro Baltimore)                                5.625     12/01/2016        446,565
     10,000   MD Stadium Authority (Ocean City Convention
              Center)(1)                                         5.300     12/15/2010         10,033
     40,000   MD Stadium Authority (Ocean City Convention
              Center)(1)                                         5.375     12/15/2012         40,132
     20,000   MD Stadium Authority (Ocean City Convention
              Center)(1)                                         5.375     12/15/2013         20,066
     15,000   MD Stadium Authority (Ocean City Convention
              Center)(1)                                         5.375     12/15/2015         15,053
     85,000   MD Transportation Authority
              (Baltimore/Washington International Airport)(1)    5.250     03/01/2027         78,280
     50,000   Montgomery County, MD Hsg. Opportunities
              Commission (HP Landings Edge)(1)                   5.050     07/01/2028         49,879
     10,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.)(1)                   6.050     07/01/2026         10,007
    100,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series A(1)         5.500     07/01/2031         99,495
    175,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series A(1)         5.600     07/01/2042        171,138
     40,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         5.000     07/01/2023         39,406
    185,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         5.200     07/01/2044        168,962
    110,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         5.250     07/01/2029        106,949
      5,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         6.000     07/01/2020          5,006
      5,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series B(1)         6.300     07/01/2016          5,005
     55,000   Montgomery County, MD Hsg. Opportunities
              Commission (Multifamily Mtg.), Series C(1)         7.150     07/01/2023         55,065
    200,000   Montgomery County, MD Hsg. Opportunities
              Commission (Single Family Mtg.)                    5.842(3)  07/01/2033         45,974
    245,000   Montgomery County, MD Hsg. Opportunities
              Commission (Single Family Mtg.), Series A          5.540(3)  07/01/2028         85,010
     20,000   Prince Georges County, MD Hsg. Authority
              (Langley Gardens Apartments)(1)                    5.750     08/20/2029         20,000
    135,000   Prince Georges County, MD Hsg. Authority
              (Langley Gardens Apartments)(1)                    5.875     02/20/2039        133,215


                4 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$   160,000   Prince Georges County, MD Hsg. Authority
              (University Landing Apartments)(1)                 5.900%    09/20/2021   $    163,550
     20,000   Prince Georges County, MD Hsg. Authority
              (University Landing Apartments)(1)                 6.000     09/20/2029         20,358
     25,000   Prince Georges County, MD Hsg. Authority
              (University Landing Apartments)(1)                 6.100     03/20/2041         25,369
  3,500,000   Prince Georges County, MD Special District
              (Victoria Falls)(1)                                5.250     07/01/2035      1,851,185
  1,000,000   Salisbury, MD Special Obligation (Villages at
              Aydelotte Farm)                                    5.250     01/01/2037        539,850
                                                                                         -----------
                                                                                          32,266,184
                                                                                         -----------
U.S. Possessions--59.6%
    200,000   Guam GO(1)                                         5.250     11/15/2037        158,970
    400,000   Guam GO(1)                                         6.750     11/15/2029        395,684
    600,000   Guam GO(1)                                         7.000     11/15/2039        598,062
    250,000   Guam Government Waterworks Authority &
              Wastewater System(1)                               5.875     07/01/2035        220,453
     65,000   Guam Power Authority, Series A(1)                  5.250     10/01/2023         56,668
    655,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)                          5.250     06/01/2032        485,113
  2,815,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)(1)                       5.625     06/01/2047      1,992,119
  1,000,000   Northern Mariana Islands Commonwealth, Series A    5.000     06/01/2017        885,610
  1,995,000   Northern Mariana Islands Commonwealth, Series
              A(1)                                               5.000     06/01/2030      1,438,196
  1,500,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(4)  07/01/2024      1,166,685
  1,950,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044      1,771,400
    680,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.375     05/15/2033        545,965
    165,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.500     05/15/2039        117,114
  1,330,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.625     05/15/2043        941,919
 52,750,000   Puerto Rico Children's Trust Fund (TASC)           6.581(3)  05/15/2050      1,159,973
 39,500,000   Puerto Rico Children's Trust Fund (TASC)           7.625(3)  05/15/2057        376,435
    250,000   Puerto Rico Electric Power Authority, Series
              TT(1)                                              5.000     07/01/2032        219,028
  3,000,000   Puerto Rico Electric Power Authority, Series
              UU(1)                                              1.509(5)  07/01/2031      1,463,850
    890,000   Puerto Rico IMEPCF (American Airlines)             6.450     12/01/2025        380,208
    100,000   Puerto Rico Infrastructure(1)                      5.000     07/01/2046         75,227
    145,000   Puerto Rico Infrastructure (Mepsi Campus)          5.600     10/01/2014        137,105
    430,000   Puerto Rico Infrastructure (Mepsi Campus)          6.250     10/01/2024        349,500
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)          6.500     10/01/2037        870,418
    150,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                     5.000     03/01/2036         98,720
    440,000   Puerto Rico Port Authority (American
              Airlines), Series A                                6.250     06/01/2026        187,999
    550,000   Puerto Rico Public Buildings Authority(1)          6.250     07/01/2031        545,457
  1,500,000   Puerto Rico Public Buildings Authority(6)          6.750     07/01/2036      1,498,140
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                               0.000(4)  08/01/2032        631,000
  8,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(7)                                               5.750     08/01/2057      8,078,800
    200,000   University of Puerto Rico, Series Q(1)             5.000     06/01/2030        165,150
     50,000   University of V.I., Series A                       6.000     12/01/2024         38,795
  2,500,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       4.700     07/01/2022      2,060,050


                5 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$   600,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       5.875%    07/01/2022   $    562,170
    150,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       6.125     07/01/2022        143,781
    500,000   V.I. Public Finance Authority (Matching Fund
              Loan Note)(1)                                      5.250     10/01/2021        460,480
     25,000   V.I. Public Finance Authority, Series A(1)         5.500     10/01/2014         25,074
     30,000   V.I. Public Finance Authority, Series A(1)         5.500     10/01/2018         29,115
    600,000   V.I. Public Finance Authority, Series A(1)         5.500     10/01/2022        561,324
     10,000   V.I. Public Finance Authority, Series A(1)         5.625     10/01/2025          9,386
     50,000   V.I. Public Finance Authority, Series E(1)         6.000     10/01/2022         47,608
  1,000,000   V.I. Water & Power Authority, Series A(1)          5.000     07/01/2031        850,570
                                                                                        ------------
                                                                                          31,799,321
                                                                                        ------------
Total Investments, at Value (Cost $76,407,670)-120.1%                                     64,065,505
                                                                                        ------------
Liabilities in Excess of Other Assets-(20.1)                                             (10,723,967)
                                                                                        ------------
Net Assets-100.0%                                                                       $ 53,341,538
                                                                                        ============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2009 was $20,045, which represents 0.04% of the Fund's net assets. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.

(7.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.


                6 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                       LEVEL 2--
                          LEVEL 1--      OTHER        LEVEL 3--
                         UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS         VALUE
                         ----------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   Maryland                  $--      $32,266,184        $--       $32,266,184
   U.S. Possessions           --       31,799,321         --        31,799,321
                             ---      -----------        ---       -----------
Total Assets                 $--      $64,065,505        $--       $64,065,505
                             ---      -----------        ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
GO        General Obligation
H&HEFA    Hospitals and Higher Education Facilities Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.


                7 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                8 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.


                9 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $1,472,610

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of June 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2009, municipal bond holdings with a value of $8,078,800 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a


               10 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)    20.129%    8/1/57    $2,078,800

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 7 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


               11 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 76,408,073
                                 ============
Gross unrealized appreciation    $    865,647
Gross unrealized depreciation     (13,208,215)
                                 ------------
Net unrealized depreciation      $(12,342,568)
                                 ============


               12 | Oppenheimer Rochester Maryland Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009